Long-term debt	3 Months Ended
Mar. 31, 2021
Long-term debts
Long-term debt

6.    Long-term debt

As of March 31, 2021 and December 31, 2020, long-term debt consisted of the following:

Long-term debt

in € THOUS

	March 31,	December 31,
	2021	2020

Amended 2012 Credit Agreement	1,172,472	1,162,342
Bonds	5,678,157	6,408,118
Accounts Receivable Facility	12,793	—
Other	237,323	238,000
Long-term debt	7,100,745	7,808,460
Less current portion	(785,475)	(1,008,359)
Long-term debt, less current portion	6,315,270	6,800,101

The bonds issued by Fresenius Medical Care US Finance, Inc. in the amount of $650,000  (€472,889 as of the date of issuance on February 3, 2011) were redeemed at maturity on February 15, 2021. Additionally, the bonds issued by Fresenius Medical Care Finance VII S.A. on February 3, 2011 in the amount of €300,000 were redeemed at maturity on February 15, 2021.

Amended 2012 Credit Agreement

The following table shows the available and outstanding amounts under the Amended 2012 Credit Agreement at March 31, 2021 and December 31, 2020:

Amended 2012 Credit Agreement - Maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	March 31, 2021		March 31, 2021 (1)

Revolving credit USD 2017 / 2022	$900,000	€767,590	$—	€—
Revolving credit EUR 2017 / 2022	€600,000	€600,000	€—	€—
USD term loan 2017 / 2022	$1,080,000	€921,109	$1,080,000	€921,109
EUR term loan 2017 / 2022	€252,000	€252,000	€252,000	€252,000
		€2,540,699		€1,173,109

	Maximum amount available		Balance outstanding
	December 31, 2020		December 31, 2020 (1)

Revolving credit USD 2017 / 2022	$900,000	€733,436	$—	€—
Revolving credit EUR 2017 / 2022	€600,000	€600,000	€—	€—
USD term loan 2017 / 2022	$1,110,000	€904,572	$1,110,000	€904,572
EUR term loan 2017 / 2022	€259,000	€259,000	€259,000	€259,000
		€2,497,008		€1,163,572
(1)	Amounts shown are excluding debt issuance costs.

Accounts Receivable Facility

The following table shows the available and outstanding amounts under the Accounts Receivable Facility at March 31, 2021 and December 31, 2020:

Accounts Receivable Facility - Maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	March 31, 2021 (1)		March 31, 2021 (2)(3)

Accounts Receivable Facility	$900,000	€767,591	$15,000	€12,793

	Maximum amount available		Balance outstanding
	December 31, 2020 (1)		December 31, 2020 (2)

Accounts Receivable Facility	$900,000	€733,437	$—	€—
(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs.
(3)	Included in "Current portion of long-term debt" in the consolidated balance sheet as of March 31, 2021.

The Company also had letters of credit outstanding under the Accounts Receivable Facility in the amount of $12,522 and $12,522  (€10,680 and €10,205) at March 31, 2021 and December 31, 2020, respectively. These letters of credit are not included above as part of the balance outstanding at March 31, 2021 and December 31, 2020; however, they reduce available borrowings under the Accounts Receivable Facility.